Held-to-Maturity Investments (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurements
Held-to-maturity investments, maturity period	1 year
Investment held in trust account	$ 17,238,126	$ 118,742,928	$ 117,310,928
Maximum
Fair Value Measurements
Held-to-maturity investments, maturity period		1 year